Administrative Expenses - Schedule of Administrative Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Administrative Expenses [Line Items]
Administrative expenses	R$ (111,090)	R$ (63,114)
Third Party Services and Financial System Services [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(41,801)	(46,001)
Rent, Condominium Fee and Property Services [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(13,603)	(6,904)
Taxes [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(3,613)	(256)
Provisions for Contingencies [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	(22,346)	(7,713)
Others [Member]
Schedule of Administrative Expenses [Line Items]
Administrative expenses	R$ (29,728)	R$ (2,240)